FINANCE ITEMS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of finance income and expense
Finance income and expense for the years ended December 31, 2020 and 2019 includes the following:

	Year ended December 31, 2020	Year ended December 31, 2019
Interest income on bank deposits	$3,543	$6,941
Finance income	$3,543	$6,941

Interest on finance leases and other loans	3,525	922
Finance fees and bank charges	1,600	512
Unwinding of discount on rehabilitation provision (note 18)	356	848
Loss on derivative contracts	2,355	—
Finance costs	$7,836	$2,282